INVESTMENTS INVESTMENTS (TRADING SECURITIES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Net investment gains (losses) recognized during the period on securities held at the end of the period	$ (19)	$ (63)	$ 0
Net investment gains (losses) recognized on securities sold during the period	(22)	20	22
Unrealized and realized gains (losses) on trading securities	(41)	(43)	22
Interest and dividend income from trading securities	121	60	41
Net investment income (loss) from trading securities	$ 80	$ 17	$ 63